Income Tax - Additional Information (Detail) ₽ in Millions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021 RUB (₽) Subsidiaries	Dec. 31, 2020 RUB (₽) Subsidiaries	Dec. 31, 2019 RUB (₽) Subsidiaries
Disclosure of income tax expense and deferred taxes [line items]
Number of subsidiaries in consolidated group of taxpayers | Subsidiaries		20	20	20
Termination agreement date		Jan. 01, 2023
Applicable tax rate		20.00%	20.00%	20.00%
Deferred tax assets unrecognized on losses		₽ 28,312	₽ 38,153
Tax losses amounts unrecognized		139,987	191,411
Deferred tax liabilities unrecognized for temporary differences related to investment in foreign subsidiaries		639	566
Probable income tax risks		4,601	6,575
Possible income tax risks		1,935	862
Indemnity of possible tax risk stated by sales agreement of Elga coal complex		₽ 1,900	₽ 1,900
Russia [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		20.00%	20.00%	20.00%
Switzerland [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate	12.53%
Kazakhstan [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		20.00%	20.00%	20.00%
Austria [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		25.00%	25.00%	25.00%
Germany [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		32.10%	32.10%	32.10%
Bottom of range [member] | Switzerland [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate				10.50%
Top of range [member] | Switzerland [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate				11.00%
Elgaugol [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate			0.00%	0.00%
Tax effect from different tax rates , tax losses (income)			₽ 642	₽ 49
Beloretsk Metallurgical Plant [member]
Disclosure of income tax expense and deferred taxes [line items]
Income tax benefit due to investment deduction		₽ 325
Unremitted earnings [member]
Disclosure of income tax expense and deferred taxes [line items]
Deferred tax liabilities unrecognized for temporary difference related to unremitted earnings of consolidated domestic subsidiaries		₽ 93	₽ 72